Subordinated liabilities - Dated (Details)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 11,395,000,000					£ 12,404,000,000
External issuances by other subsidiaries
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	572,000,000					309,000,000
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m), Due 2028 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,345,000,000					1,283,000,000
Interest rate	2.00%	2.00%	2.00%	2.00%	2.00%
Notional contract amount | €			€ 1,500,000,000
4.375% Fixed Rate Subordinated Notes (USD 1,250m), Due 2024 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,013,000,000					974,000,000
Interest rate	4.375%	4.375%	4.375%	4.375%	4.375%
Notional contract amount | $		$ 1,250,000,000
3.75% Resetting Subordinated Callable Notes (GBP 500m), Due 2030 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 445,000,000					483,000,000
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%
Notional contract amount	£ 500,000,000
3.75% Resetting Subordinated Callable Note (SGD 200m), Due 2030 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 120,000,000					113,000,000
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%
Notional contract amount | $				$ 200,000,000
5.20% Fixed Rate Subordinated Notes (USD 2,050m), Due 2026 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,588,000,000					1,564,000,000
Interest rate	5.20%	5.20%	5.20%	5.20%	5.20%
Notional contract amount | $		$ 2,050,000,000
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 795,000,000					833,000,000
Interest rate	1.125%	1.125%	1.125%	1.125%	1.125%
Notional contract amount | €			€ 1,000,000,000
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m), Due 2028 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,554,000,000					1,564,000,000
Interest rate	4.836%	4.836%	4.836%	4.836%	4.836%
Notional contract amount | $		$ 2,000,000,000
8.407% Fixed Rate Resetting Callable Notes (GBP 1,000m), Due 2032 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,013,000,000					0
Interest rate	8.407%	8.407%	8.407%	8.407%	8.407%
Notional contract amount | €			€ 1,000,000,000
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m), Due 2030 | Fixed-to-Floating Interest Rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,117,000,000					1,162,000,000
Interest rate	5.088%	5.088%	5.088%	5.088%	5.088%
Notional contract amount | $		$ 1,500,000,000
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m), Due 2035 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 664,000,000					696,000,000
Interest rate	3.564%	3.564%	3.564%	3.564%	3.564%
Notional contract amount | $		$ 1,000,000,000
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m), Due 2042 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 646,000,000					782,000,000
Interest rate	3.811%	3.811%	3.811%	3.811%	3.811%
Notional contract amount | $		$ 1,000,000,000
Subordinated Floating Rate Notes (EUR 50m), Due 2022 | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0					42,000,000
Notional contract amount | €			€ 50,000,000
6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022 | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0					889,000,000
Interest rate	6.625%	6.625%	6.625%	6.625%	6.625%
Notional contract amount | €			€ 1,000,000,000
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0					1,133,000,000
Interest rate	7.625%	7.625%	7.625%	7.625%	7.625%
Notional contract amount | $		$ 3,000,000,000
Subordinated Floating Rate Notes (EUR 50m), Due 2023 BCS23C | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 44,000,000					42,000,000
Notional contract amount | €			€ 50,000,000
5.75% Fixed Rate Subordinated Notes, Due 2026 | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 280,000,000					322,000,000
Interest rate	5.75%	5.75%	5.75%	5.75%	5.75%
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027 | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 93,000,000					97,000,000
Interest rate	5.40%	5.40%	5.40%	5.40%	5.40%
Notional contract amount | ¥					¥ 15,000,000,000
6.33% Subordinated Notes, Due 2032 | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 46,000,000					59,000,000
Interest rate	6.33%	6.33%	6.33%	6.33%	6.33%
Subordinated Floating Rate Notes (EUR 68m), Due 2040 | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 60,000,000					£ 57,000,000
Notional contract amount | €			€ 68,000,000